Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	U.S. MONTHLY INCOME FUND FOR PUERTO RICO RESIDENTS, INC.
Entity Central Index Key	0001843749
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A
Shareholder Report [Line Items]
Fund Name	U.S. Monthly Income Fund for Puerto Rico Residents, Inc.
Class Name	Class A
Trading Symbol	PRAJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Monthly Income Fund for Puerto Rico Residents, Inc. (the “Fund”) for the period from January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/prfunds or by contacting us at 787-250-3600.
Additional Information Phone Number	787-250-3600
Additional Information Website	www.ubs.com/prfunds
Expenses [Text Block]

What were the Fund costs for last year?	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Annual Fund Operating Expenses	Class A	$200	1.92%
(based on a hypothetical $10,000 investment)

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
The U.S. municipal portion of the portfolio returned 7.35% in 2025. The breakdown of the return was 5.31% yield return and a 2.04% market return as interest rates declined across the yield curve. The market yield of the portfolio increased 0.26% during the year. The yield curve steepened 0.37% during the year. The yield of the two-year
note decreased 0.77% in response to cuts in the federal funds rate during the last quarter of the year. The yield of the ten-year
note decreased 0.40% as it was more focused on inflation, which remained somewhat elevated and above the 2% target of the Federal Reserve.
The biggest detractor to performance was the lack of housing bonds in the portfolio. Housing was the best performing sector during the year. An underweight to state and local bonds also hurt performance. An increase in the exposure to bonds of 10 to 12 years was the primary contributor to performance. The use of futures had a neutral impact on full year performance. The Fund held no futures contracts in the portfolio at year-end.
The Puerto Rico portion of the portfolio consists of one 6.75% coupon Autopistas Metropolitanas (“Metropistas”) bond and several mortgage-backed securities residential mortgage pools issued and guaranteed by the Federal National Mortgage Association (FNMA) (“MBS”). Both had positive returns. Metropistas had a total return of 8.45%. The MBS consist of pools with coupons ranging from 3.00% to 5.50%. The largest pool, with a coupon of 3.5% representing approximately 43% of the MBS, had a total return of 9.2%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

	Average Annual Total Returns as of December 31, 2025
	1-Year	5-Year	10-Year
U.S. Monthly Income Fund for Puerto Rico Residents, Inc.-Class A (no load)	7.94%	-1.13%	3.96%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc.-Class A (load)	3.89%	-1.89%	3.56%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.34%
Bloomberg Municipal Taxable Bond Index	7.89%	-0.29%	3.26%
Bloomberg Build America Bonds: US Aggregate	8.34%	-1.40%	3.29%

No Deduction of Taxes [Text Block]	Performance calculations do not reflect any deduction of taxes that a shareholder may have to pay on Fund distributions.
Updated Performance Information Location [Text Block]	Visit www.ubs.com/prfunds for more recent performance information.
Net Assets	$ 61,983,506
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 547,789
Investment Company, Portfolio Turnover	3.44%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$61,983,506

# of Portfolio Holdings	62

Portfolio Turnover Rate	3.44%

Total Advisory Fees Paid	$547,789

Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Autopistas Metropolitanas de Puerto Rico, 6.75%, due 06/30/35	13.66%

Municipal Electric Authority of Georgia, 7.06%, due 04/01/57	3.9%

FNMA Pool AR5162, 3.50%, due 05/01/43	3.4%

Metropolitan Transportation Authority, 7.34%, due 11/15/39	3.3%

Louisville & Jefferson County Metropolitan, 6.25%, due 05/15/43	3.1%
Fund Holdings Summaries
The following graph reflects the breakdown of the investment portfolio (% of Total Investments) as of December 31, 2025:

The following tables show the allocation (% of Total Investments) of the Fund’s portfolio using various metrics as of the end of the year:

Portfolio Composition
Puerto Rico Corporate	12.18%
Mortgage-Backed Securites	6.99%
U.S. Municipals - Transportation Bonds	11.30%
U.S. Municipals - Utilities Bonds	2.60%
U.S. Municipals - Dedicated Tax Bonds	40.80%
U.S. Municipals - Healthcare Bonds	10.71%
U.S. Municipals - Educational Bonds	3.50%
U.S. Municipals - Others	11.92%
Total	100.00%

Geographic Allocation
Puerto Rico	19.17%
U.S.	80.83%

100.00%

The following table shows the ratings of the Fund’s portfolio securities (% of Total Investments) as of December 31, 2025. The ratings used are the highest rating given by one of the three nationally recognized rating agencies, Fitch Ratings (Fitch), Moody’s Investors Service (Moody’s), and S&P Global Ratings (S&P). Ratings are subject to change.

Rating	Percent
AAA	1.81%
AA	58.34%
A	31.08%
BBB	8.78%
Total	100.00%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Autopistas Metropolitanas de Puerto Rico, 6.75%, due 06/30/35	13.66%

Municipal Electric Authority of Georgia, 7.06%, due 04/01/57	3.9%

FNMA Pool AR5162, 3.50%, due 05/01/43	3.4%

Metropolitan Transportation Authority, 7.34%, due 11/15/39	3.3%

Louisville & Jefferson County Metropolitan, 6.25%, due 05/15/43	3.1%

U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P
Shareholder Report [Line Items]
Fund Name	U.S. Monthly Income Fund for Puerto Rico Residents, Inc.
Class Name	Class P
Trading Symbol	PRAKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Monthly Income Fund for Puerto Rico Residents, Inc. (the “Fund”) for the period from January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/prfunds or by contacting us at 787-250-3600.
Additional Information Phone Number	787-250-3600
Additional Information Website	www.ubs.com/prfunds
Expenses [Text Block]

What were the Fund costs for last year?	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Annual Fund Operating Expenses	Class P	$200	1.92%
(based on a hypothetical $10,000 investment)

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
The U.S. municipal portion of the portfolio returned 7.35% in 2025. The breakdown of the return was 5.31% yield return and a 2.04% market return as interest rates declined across the yield curve. The market yield of the portfolio increased 0.26% during the year. The yield curve steepened 0.37% during the year. The yield of the two-year
note decreased 0.77% in response to cuts in the federal funds rate during the last quarter of the year. The yield of the ten-year
note decreased 0.40% as it was more focused on inflation, which remained somewhat elevated and above the 2% target of the Federal Reserve.
The biggest detractor to performance was the lack of housing bonds in the portfolio. Housing was the best performing sector during the year. An underweight to state and local bonds also hurt performance. An increase in the exposure to bonds of 10 to 12 years was the primary contributor to performance. The use of futures had a neutral impact on full year performance. The Fund held no futures contracts in the portfolio at year-end.
The Puerto Rico portion of the portfolio consists of one 6.75% coupon Autopistas Metropolitanas (“Metropistas”) bond and several mortgage-backed securities residential mortgage pools issued and guaranteed by the Federal National Mortgage Association (FNMA) (“MBS”). Both had positive returns. Metropistas had a total return of 8.45%. The MBS consist of pools with coupons ranging from 3.00% to 5.50%. The largest pool, with a coupon of 3.5% representing approximately 43% of the MBS, had a total return of 9.2%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

	Average Annual Total Returns as of December 31, 2025
	1-Year	Since Inception April 2022
U.S. Monthly Income Fund for Puerto Rico Residents, Inc.—Class P (no load)	7.98%	0.65%
Bloomberg Municipal Bond Index	4.25%	2.41%
Bloomberg Municipal Taxable Bond Index	7.89%	1.82%
Bloomberg Build America Bonds: US Aggregate	8.34%	0.73%

Performance Inception Date	Apr. 01, 2022
No Deduction of Taxes [Text Block]	Performance calculations do not reflect any deduction of taxes that a shareholder may have to pay on Fund distributions.
Updated Performance Information Location [Text Block]	Visit www.ubs.com/prfunds for more recent performance information.
Net Assets	$ 61,983,506
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 547,789
Investment Company, Portfolio Turnover	3.44%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$61,983,506

# of Portfolio Holdings	62

Portfolio Turnover Rate	3.44%

Total Advisory Fees Paid	$547,789

Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Autopistas Metropolitanas de Puerto Rico, 6.75%, due 06/30/35	13.66%

Municipal Electric Authority of Georgia, 7.06%, due 04/01/57	3.9%

FNMA Pool AR5162, 3.50%, due 05/01/43	3.4%

Metropolitan Transportation Authority, 7.34%, due 11/15/39	3.3%

Louisville & Jefferson County Metropolitan, 6.25%, due 05/15/43	3.1%
Fund Holdings Summaries
The following graph reflects the breakdown of the investment portfolio (% of Total Investments) as of December 31, 2025:
The following tables show the allocation (% of Total Investments) of the Fund’s portfolio using various metrics as of the end of the year:

Portfolio Composition
Puerto Rico Corporate	12.18%
Mortgage-Backed Securites	6.99%
U.S. Municipals - Transportation Bonds	11.30%
U.S. Municipals - Utilities Bonds	2.60%
U.S. Municipals - Dedicated Tax Bonds	40.80%
U.S. Municipals - Healthcare Bonds	10.71%
U.S. Municipals - Educational Bonds	3.50%
U.S. Municipals - Others	11.92%
Total	100.00%

Geographic Allocation
Puerto Rico	19.17%
U.S.	80.83%

100.00%

The following table shows the ratings of the Fund’s portfolio securities (% of Total Investments) as of December 31, 2025. The ratings used are the highest rating given by one of the three nationally recognized rating agencies, Fitch Ratings (Fitch), Moody’s Investors Service (Moody’s), and S&P Global Ratings (S&P). Ratings are subject to change.

Rating	Percent
AAA	1.81%
AA	58.34%
A	31.08%
BBB	8.78%
Total	100.00%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Autopistas Metropolitanas de Puerto Rico, 6.75%, due 06/30/35	13.66%

Municipal Electric Authority of Georgia, 7.06%, due 04/01/57	3.9%

FNMA Pool AR5162, 3.50%, due 05/01/43	3.4%

Metropolitan Transportation Authority, 7.34%, due 11/15/39	3.3%

Louisville & Jefferson County Metropolitan, 6.25%, due 05/15/43	3.1%